SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 1) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Summary Of Significant Accounting Policy [Line Items]
Uncertain tax positions	$ 0	$ 400
Unrecognized accrued interest and penalties related to tax positions	0	0
Advertising costs	$ 4,900	6,500	$ 3,100
Number of operating segments | Segment	2
Current deferred tax asset - prior period increse decrease		633
Restatement of prior year from assets to liabilities	$ 900	1,000
IP services
Summary Of Significant Accounting Policy [Line Items]
Research and development costs	2,200	2,800	2,100
Excluded capitalized cost of internal-use software	$ 6,500	8,500	$ 7,500
Prior period increase decrease
Summary Of Significant Accounting Policy [Line Items]
Current deferred tax asset - prior period increse decrease		600
Long-term deferred tax liability - prioe period increase decrease		$ 600